SHARE CAPITAL AND RESERVES (Details 3)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2017 shares $ / shares
Numberofshareoptions [Abstract]
Balance | shares	117,000	220,000
Cancelled - Plan of Arrangement | shares	(117,000)	(220,000)
Granted | shares	461,500	117,000	240,000
Exercised | shares			(20,000)
Balance | shares	461,500	117,000	220,000
Weightedaverageexerciseprice [Abstract]
Balance | $ / shares	$ 17.67	$ 3.75
Cancelled - Plan of Arrangement | $ / shares	17.67	3.75
Granted | $ / shares		17.67	3.75
Exercised | $ / shares			3.75
Balance | $ / shares	$ 3.39	$ 17.67	$ 3.75